September 28, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       VALIC Company II (the “Registrant”) –

    CIK No. 0001062374

    Registration File Nos. 333-53589 and 811-08789

SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, TX 77019 201.324.6369 201.324.6364 Fax kfuentes@sunamerica.com Kathleen Fuentes Vice President & Deputy General Counsel

Ladies and Gentlemen:

On behalf of the Registrant, we hereby transmit for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment No. 27 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This filing reflects various immaterial changes from the Prospectus and related Statement of Additional Information included in Post-Effective Amendment No. 26 to the Registration Statement filed by the Registrant on July 26, 2016.

I have reviewed this Registration Statement, filed pursuant to Rule 485(b) of the 1933 Act, and represent that this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

The Amendment, pursuant to Rule 485(b), will be effective on September 28, 2016. Please contact me at 201.324.6369 or by e-mail at kfuentes@sunamerica.com if you have questions or need further information.

Sincerely,

/s/ Kathleen D. Fuentes
Kathleen D. Fuentes

Enclosures

cc:	Christopher J. Tafone

    Louis O. Ducote

    Shana L. Walker